Earnings / (Loss) per share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Apr. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares		271,038
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anti-dilutive shares	104,250	104,250	104,250